Annual Total Returns[BarChart] - PGIM Jennison Global Opportunities Fund - Z	2013	2014	2015	2016	2017	2018	2019
Total	36.21%	(1.07%)	12.64%	(4.53%)	43.35%	(2.61%)	30.53%